Average Annual Total Returns		12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Sep. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Lyrical U.S. Value Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.84%	12.79%		10.58%
Lyrical U.S. Value Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.41%	12.20%		9.72%
Lyrical U.S. Value Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.57%	10.15%		8.47%
Lyrical U.S. Value Equity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
Lyrical International Value Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		35.74%	8.66%	10.01%
Performance Inception Date	Mar. 02, 2020
Lyrical International Value Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.10%	7.76%	9.22%
Lyrical International Value Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.68%	6.78%	7.95%
Lyrical International Value Equity ETF | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	10.97%